Financial instruments - Disclosure of net value of unsettled positions for derivative forward contracts and swaps (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial Instruments [Abstract]
Unrealized gains in Other current assets	$ 15	$ 5
Unrealized losses in Current financial debts	(3)	(6)
Net value of unsettled positions for derivatives contracts	$ 12	$ (1)